U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:  Endeavor Series Trust
                                 4333 Edgewood Road, NE
                                 Cedar Rapids, Iowa  52499

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                          [ X ]

3.  Investment Company Act File Number: 811-5780

    Securities Act File Number: 33-27352

4.  (a)  Last day of fiscal year for which this Form is filed: 12/31/2000

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [     ]

    (c)  Check box if this is the last time the issuer will be filing this
    form.   [     ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $ 1,881,702,919

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $ 1,719,740,927

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $ 0

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $ 1,719,740,927

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item(i)]:        $ 161,961,992

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $ ( 0 )

    (vii) Multiplier for determining registration fee:    x .00025

  * (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         $ 0

*No fee is due at the Trust level as all shares were sold to unmanaged separate accounts whose interests have been registered under the Securities Act of 1933. The Registrant offers its shares exclusively to registered separate accounts of affiliated insurance companies. The registration fees have been paid by Transamerica Life Insurance Company and its separate accounts as listed below:

ACCOUNT
ACCESSION #

AUSA Endeavor Target Account
928385-01-000756
PFL Endeavor Target Account (Platinum)
928385-01-000772
PFL Endeavor Target Account (Endeavor/Endeavor ML Target)
928385-01-000762
PFL Life Variable Annuity Account A (Atlas)
928385-01-000755
AUSA Endeavor Variable Annuity Account (AUSA)
928385-01-000757
PFL Life Variable Annuity Account D (Access)
928385-01-000754
PFL Life Variable Annuity Account C (Extra)
928385-01-000767
PFL Life Variable Annuity Account/new/ (Platinum)
928385-01-000765
PFL Life Variable Annuity Account/new/ (Endeavor/Endeavor ML Target) 928385-01-000763

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
    deducted here: 0.         If there is a number of shares or other
    units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 15,776,151.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    CIK Number designated to receive payment:

    Method of Delivery:

    [  ]   Wire Transfer
    [  ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Gail A. Hanson
        Gail A. Hanson
        Secretary

Date:   3/27/01